SEGMENT INFORMATION - Business Segments (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
Americas
Segment Reporting Information [Line Items]
Revenue			2,229.1	2,145.7
Asia Pacific
Segment Reporting Information [Line Items]
Revenue			1,278.0	1,244.2
Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Revenue			924.1	895.7
Operating segment
Segment Reporting Information [Line Items]
Revenue	3,160.6	3,394.5	4,605.4	4,460.5	4,044.3
Operating segment | Americas
Segment Reporting Information [Line Items]
Revenue			2,251.4	2,175.6	1,886.7
Operating segment | Asia Pacific
Segment Reporting Information [Line Items]
Revenue			1,378.0	1,346.9	1,239.5
Operating segment | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Revenue			976.0	938.0	918.1
Eliminations
Segment Reporting Information [Line Items]
Revenue	$ 95.7	$ 134.8	$ (174.2)	$ (174.9)	$ (164.9)